MACKEY PRICE THOMPSON & OSTLER
                           A Professional Corporation
                         Attorneys and Counselors at Law

                                American Plaza II
                          57 West 200 South, Suite 350
                          Salt Lake City, UT 84101-3663
                             Telephone 801-575-5000
                                Fax 801-575-5006

Randall A. Mackey
rmackey@mpwlaw.com






                                  June 7, 2005




VIA FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W., Mail Stop 0408
Judiciary Plaza
Washington, D.C. 20549

Attn: Benjamin Phippen
      Staff Accountant

     Re: Security National Financial Corporation - Amendment No.1 to Form 8-K, as filed on May 3, 2005, File No. 000-09341

Ladies and Gentlemen:

     In  connection  with the  above-captioned  Form 8-K (the  "Form  8-K"),  we enclose the following with the Securities and Exchange Commission (the "Commission") for review on behalf of Security National Financial Corporation (the "Company"):

A. Two conformed copies of Amendment No. 1 (the "Amendment") to the Form 8-K, including exhibits; and

B. Two additional conformed copies of Amendment No. 1 to the Form 8-K, which have been marked to indicate changes from the Form 8-K filed with the Commission on May 3, 2005.

It should be noted that the Company electronically filed the Amendment to the Form 8-K via the Edgar system on June 7, 2005.

     We are also enclosing a copy of the comment letter dated May 31, 2005, which we received from the staff of the Commission. The following responses to the comments are tied to the numbered paragraphs on the enclosed comment letter.

     1. The Form 8-K has been revised to state that Tanner LC ("Tanner") resigned as the independent accountants of the Company due to the five-year partner rotation requirement mandated by the Sarbanes-Oxley Act and the determination by Tanner that in the future it would be unable to maintain the necessary industry expertise to continue as the Company's independent accountants.

     2. Because Tanner resigned as the Company's independent accountants, the Company's audit committee had no choice but to accept such resignation by Tanner. However, the Company's audit committee approved the engagement of Hansen, Barnett & Maxwell, P.C. ("Hansen") as the new independent accountants to replace Tanner.

     3. The Company reported engagement of Hansen in a Form 8-K that was filed with the Securities and Exchange Commission on May 25, 2005. The disclosures in the May 25, 2005 Form 8-K about consultations with Hansen were made through the date of engagement.

     4. In response to this comment, a letter from Tanner, the Company's former independent accountants, addressing the revised disclosures have been included as Exhibit 16 to an amended Form 8-K. The amended Form 8-K, or Form 8-K/A, includes the Item 4 designation.

     The Company has prepared Amendment No. 1 to the Form 8-K in an effort to respond to the comments from the staff. Any additional comments or questions should be directed to Randall A. Mackey, Esq, at (801) 575-5000, counsel for the Company.

                                    Very truly yours,

                                    /s/ Randall A. Mackey
                                    Randall A. Mackey
Enclosures
cc:      Scott M. Quist (w/encls.)
         G. Robert Quist (w/encls.)
         Stephen M. Sill (w/encls.)
         Virgil R. Pugsley (w/encls.)
         Douglas J.  Hansen